Prepaid Expenses and Other Current Assets	12 Months Ended
Jul. 31, 2026
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 5 — PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following as of July 31, 2026 and 2025.

	As of July 31,
	2026	2025
Prepaid expenses – platform integration and technical support fees (1)	$978,701	$—
Prepaid expenses – software licenses	741,613	200,425
Prepaid expenses - rents	539,816	354,485
Prepaid expenses – IP collaboration fees	103,669	599,933
Prepaid expenses – advertising fees	—	64,842
Loan to a third party (2)	410,000	410,000
Tax recoverable	13,212	843,175
Other receivables	55,845	—
Due from related parties (Note 17)	9,547	—
Deposits (office leases expiring within twelve months; Note 10)	1,317,903	—
Others	123,468	393,383
Total	$4,293,774	$2,866,243

(1)	Prepaid platform integration and technical support fees represent advance payments under a $2.0 million agreement covering game demo source-code delivery, software development kit (“SDK”) integration and testing, deployment assistance, and ongoing maintenance and technical support for the G123 platform. The contractual service period extends from February 1, 2026 through January 31, 2028. At July 31, 2026, the remaining prepaid balance of $1,468,051 represented amounts attributable to future services. Of this balance, $978,701 and $489,350 were included in prepaid expenses and other current assets and other non-current assets, respectively, based on the expected timing of service receipt.

(2)	Loans to third parties include amounts advanced to a game developer under a $410,000 agreement to fund future game development services. The agreement originally expired on December 31, 2025 and was extended for one additional year through December 31, 2026. Amounts advanced may be applied against fees under separately agreed development contracts under the Group’s option. Unused balance is repayable upon expiration or termination in accordance with the agreement, after deducting agreed fees for services actually provided, if any. Amounts repaid carry interest at 3% per annum, compounded based on the actual period outstanding.